NMZ
Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.5% (99.8% of Total Investments)
	MUNICIPAL BONDS – 143.5% (98.4% of Total Investments)
	Alabama – 1.9% (1.3% of Total Investments)
$182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	8/20 at 100.00	N/R	$2
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	700,000
213	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	148,646
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	8/20 at 100.00	B1	1,000,060
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	2,090,400
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	9,442,412
5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BB	4,894,250
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 6.500%, 10/01/38 – AGM Insured (5)	10/23 at 105.00	BB+	990,490
1,000	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,116,390
22,160	Total Alabama			20,382,650
	Arizona – 2.7% (1.8% of Total Investments)
5,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	5,382,500
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	406,004
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	807,624
1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	1,094,710
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,015,180
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337, 17.181%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	3,513,210
435	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	413,407

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	$1,093,990
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013:
500	6.000%, 7/01/33	8/20 at 102.00	BB-	510,425
1,000	6.000%, 7/01/48	8/20 at 102.00	BB-	1,013,770
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 6.875%, 7/01/34	8/20 at 102.00	BB-	102,182
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB-	249,011
400	5.375%, 7/01/46	7/26 at 100.00	BB-	402,740
475	5.500%, 7/01/51	7/26 at 100.00	BB-	480,049
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,050,240
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	2,296,860
365	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	370,431
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	101,053
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	2,452,825
885	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured	8/20 at 100.00	BBB-	885,912
1,295	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	1,374,176
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A	No Opt. Call	Ba3	3,740,825
945	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	9/20 at 100.00	N/R	891,437
26,945	Total Arizona			29,648,561
	Arkansas – 0.2% (0.1% of Total Investments)
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	2,031,240
	California – 16.7% (11.5% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)	10/26 at 100.00	Baa2	21,975,596
1,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	1,012,610
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38	8/20 at 100.00	B-	2,207,029

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,250	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	$2,313,225
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
1,250	18.643%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	1,573,413
1,875	19.633%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	2,384,100
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Baa2	5,953,231
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Baa2	25,155,370
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	14,122,125
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	17.714%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	1,269,490
250	17.719%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	317,390
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,109,117
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	527,630
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)	7/27 at 100.00	BBB-	7,959,239
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)	6/28 at 100.00	BBB-	22,580,586
400	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27 (AMT), 144A (4)	No Opt. Call	N/R	120,000
3,795	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (4)	No Opt. Call	N/R	3,719,100
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	1,049,080
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB-	867,280
1,000	5.500%, 12/01/54	12/24 at 100.00	BB-	1,081,420
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	7,550,859
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	507,280
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,053,070
1,555	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,513,264

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A, 7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	$544,780
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4), (8)	8/20 at 100.00	N/R	1,261,830
1,800	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47	8/20 at 100.00	N/R	1,802,286
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37	8/20 at 100.00	A+	2,005,760
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
2,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	2,350,840
2,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	2,334,040
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	3,617,740
5,960	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,092,550
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	5,111,200
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.158%, 6/01/45, 144A (IF) (6)	6/25 at 100.00	A+	1,434,239
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 22.170%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6)	7/21 at 100.00	Aaa	1,836,240
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/20 at 100.00	N/R	1,002,820
1,000	5.000%, 8/01/35 – AMBAC Insured	8/20 at 100.00	N/R	1,000,550
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.250%, 9/01/32	9/23 at 100.00	N/R	423,251
850	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc, Tender Option Bond Trust 2016-XL0022, 18.270%, 9/01/42, 144A (IF) (6)	9/21 at 100.00	Aa3	998,215
715	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 17.651%, 5/15/40, 144A (IF) (6)	No Opt. Call	AA-	743,886
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,058,230
1,500	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,607,325
500	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	533,655

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (7)	$353,163
200	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	202,414
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.750%, 10/01/30	10/21 at 100.00	A	1,290,744
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	18.262%, 12/01/30, 144A (IF) (6)	No Opt. Call	AA-	1,839,037
2,015	18.052%, 12/01/33, 144A (IF) (6)	No Opt. Call	AA-	5,543,325
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,034,976
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,071,320
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	2,452,086
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43	9/23 at 100.00	N/R	1,041,706
1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,144,769
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	8/20 at 100.00	B-	1,890,529
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	701,454
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 17.750%, 5/15/39, 144A (IF) (6)	5/23 at 100.00	AA	1,852,587
165,290	Total California			184,099,051
	Colorado – 7.2% (4.9% of Total Investments)
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	508,295
3,275	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017, 5.000%, 12/01/37	12/20 at 103.00	N/R	3,302,706
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	502,695
685	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28	8/20 at 100.00	BB+	686,617
2,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	2,272,955
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	572,723
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	2,661,050

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	$903,190
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/32 (UB) (6)	12/22 at 100.00	A+	1,385,885
518	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/21 (4), (8)	No Opt. Call	N/R	5
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
5,045	0.000%, 4/01/27 (AMT) (4), (8)	No Opt. Call	N/R	855,430
2,224	0.000%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	360,911
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	2,292,080
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27 (4)	8/20 at 100.00	N/R	800,000
1,500	5.450%, 12/01/34 (4)	8/20 at 100.00	N/R	1,200,000
1,000	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/38	12/23 at 103.00	N/R	1,042,250
10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	11,138,800
3,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	3,031,380
500	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	503,125
708	Erie Highlands Metropolitan District No 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	718,422
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,040,310
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	2,140,008
500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	507,505
1,989	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (4)	8/20 at 100.00	N/R	1,673,704
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	2,105,420
890	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	8/20 at 100.00	N/R	890,436
993	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	1,041,220
305	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinated Limited Tax Convertible to Unlimited Tax Series 2016B, 8.000%, 12/15/46	12/21 at 103.00	N/R	310,984

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	$2,094,440
610	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	602,046
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36	12/21 at 103.00	N/R	685,375
1,265	5.375%, 12/01/46	12/21 at 103.00	N/R	1,283,153
2,810	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	8/20 at 100.00	N/R	2,810,169
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	508,235
500	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	514,035
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,253,825
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	512,885
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	512,130
500	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	508,210
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)	8/20 at 100.00	N/R	2,000,000
1,535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	1,553,666
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	1,577,805
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,188,950
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	506,715
500	Parkdale Community Authority, 5.250%, 12/01/50	9/25 at 103.00	N/R	501,935
1,000	Pinon Pines Metropolitan District No 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.375%, 12/01/46	12/21 at 103.00	N/R	1,024,300
1,080	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	1,117,260
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	500,000

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
$1,000	6.500%, 1/15/30	8/20 at 100.00	Baa3	$1,002,160
1,000	6.000%, 1/15/41	8/20 at 100.00	Baa3	1,001,800
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	510,100
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	502,940
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,023,410
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)	8/20 at 100.00	N/R	480,000
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	1,823,294
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	1,005,877
1,000	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,039,320
500	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	507,870
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	706,621
86,447	Total Colorado			79,306,632
	Connecticut – 0.1% (0.1% of Total Investments)
500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	483,390
6,235	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	405,249
6,735	Total Connecticut			888,639
	Delaware – 0.2% (0.2% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	2,689,400
	District of Columbia – 0.5% (0.4% of Total Investments)
105	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	118,670
605	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011, 7.500%, 11/15/31	11/20 at 100.00	B-	606,234
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094, 22.541%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	A1 (7)	2,906,125
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	291,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	$1,814,080
5,460	Total District of Columbia			5,736,739
	Florida – 13.9% (9.5% of Total Investments)
500	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	503,390
1,500	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46	11/21 at 100.00	N/R	1,064,325
1,775	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	1,877,968
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.375%, 5/01/45	5/25 at 100.00	N/R	1,781,168
995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	1,052,262
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33	No Opt. Call	N/R	1,074,126
1,750	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,798,248
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	8/20 at 100.00	Caa3	702,898
1,435	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured	8/20 at 100.00	Baa2	1,436,779
2,500	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	2,576,700
3,135	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	1,356,546
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	879,642
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	701,370
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017, 5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	748,740
955	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45	5/24 at 100.00	N/R	986,229
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A	10/27 at 100.00	N/R	557,715
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 0.000%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	1,500,000
865	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	8/20 at 100.00	N/R	864,957
1,000	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	1,087,080
1,605	Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020, 4.000%, 6/15/40	6/30 at 100.00	N/R	1,633,794

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$700	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33	5/23 at 100.00	N/R	$778,988
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44	7/24 at 100.00	N/R	1,977,743
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	1,045,300
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	594,781
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	903,930
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	660,685
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A, 6.000%, 9/15/40	9/20 at 100.00	B+	1,006,590
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 7.625%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	N/R (7)	2,125,560
5,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	5,681,900
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	127,662
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
6,405	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	10/20 at 104.00	N/R	5,641,012
31,170	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	10/20 at 105.00	N/R	27,203,306
7,705	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	10/20 at 105.00	N/R	6,692,640
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,793,972
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	2,035,340
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	2,624,400
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,105,770
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	208,168
1,920	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	1,999,123
200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39	11/29 at 100.00	N/R	202,648
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.750%, 11/01/42	11/22 at 100.00	N/R	1,055,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/45	5/25 at 100.00	N/R	$650,563
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.375%, 6/15/37	8/20 at 100.00	BB-	2,000,820
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	635,185
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,048,110
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	13,436,427
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	793,320
2,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.250%, 11/01/49	11/27 at 100.00	N/R	2,254,135
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	1,836,853
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030, 17.967%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF) (6)	10/20 at 100.00	Aa3 (7)	1,288,850
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	506,333
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	414,052
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	1,025,976
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	664,820
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,317,997
500	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	491,495
3,385	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	8/20 at 100.00	N/R	3,388,520
500	Portico Community Development District, Lee County, Florida, Special Assessment, Improvement Series 2020-2, 4.000%, 5/01/50	5/30 at 100.00	N/R	494,440
1,605	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	1,677,482
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016, 6.000%, 11/01/47	11/27 at 100.00	N/R	2,853,675
990	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45	11/25 at 100.00	N/R	1,042,925
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	1,205,235

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
$120	6.375%, 5/01/20 (4)	No Opt. Call	N/R	$1
1,360	6.650%, 5/01/40 (4)	8/20 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	8/20 at 100.00	N/R	28
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	8/20 at 100.00	N/R	3,332,153
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	8/20 at 100.00	N/R	1,588,311
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	8/20 at 100.00	N/R	25
1,230	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%, 12/15/40	12/29 at 100.00	N/R	1,289,569
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,165,610
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,343,079
2,260	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,486,023
1,980	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,202,730
3,700	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	4,116,213
500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	509,775
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,298,800
975	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45	11/24 at 100.00	N/R	1,031,082
163,825	Total Florida			153,039,481
	Georgia – 0.7% (0.5% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB	1,049,430
1,167	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	8/20 at 100.00	BB-	1,171,192
1,880	Douglas County Development Authority, Georagia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%, 10/01/43	10/23 at 100.00	N/R	1,999,718
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	1,160,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
$250	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	$260,693
767	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	804,947
841	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	883,690
6,905	Total Georgia			7,329,930
	Guam – 0.0% (0.0% of Total Investments)
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	342,362
	Idaho – 0.1% (0.0% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Tender Option Bond Trust 2016-XG0066, 16.577%, 3/01/47, 144A (IF) (6)	3/22 at 100.00	A-	579,090
	Illinois – 27.2% (18.7% of Total Investments)
536	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	8/20 at 100.00	N/R	503,213
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A-	12,373,145
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB-	1,570,545
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	B1	1,002,410
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	18,143,069
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,376,277
9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	12,256,192
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA+	3,368,700
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (6)	12/21 at 100.00	A3 (7)	7,779,450
1,413	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	8/20 at 100.00	N/R	1,412,889
2,274	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	8/20 at 100.00	N/R	1,623,451
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)	1/29 at 100.00	A	5,569,300
30,500	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	37,038,896
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	2,138,560
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	10,913,776
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/37	1/25 at 100.00	Ba1	1,082,960

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	$139,238
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB-	8,207,775
8,000	5.500%, 1/01/49 (UB) (6)	1/29 at 100.00	BBB-	9,000,560
1,500	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,613,565
4,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	4,006,240
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	3,773,200
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B1	1,001,560
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
25	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	30,687
495	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	607,603
10,655	4.000%, 2/15/41 (UB)	2/27 at 100.00	Aa2	11,967,057
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	1,040,400
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	5,528,650
2,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B, 6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	2,148,800
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,685	21.374%, 8/15/41, 144A (IF) (6)	8/21 at 100.00	A2	2,010,070
250	21.389%, 8/15/41, 144A (IF) (6)	8/21 at 100.00	A2	298,268
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	A1	5,567,100
1,715	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	2,058,343
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	1,102,580
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,096,050
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB-	11,449,977
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB-	649,202
5,445	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	5,754,167
2,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36, 144A (4)	3/28 at 100.00	N/R	1,900,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
$16,000	4.000%, 6/15/50	12/29 at 100.00	BB+	$15,971,680
45,550	4.000%, 6/15/50 (UB) (6)	12/29 at 100.00	BB+	45,469,377
2,500	5.000%, 6/15/50	12/29 at 100.00	BB+	2,799,500
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (7)	838,360
870	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	879,092
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA-	11,860,961
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	21,099,070
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	8/20 at 100.00	N/R	366,950
272,328	Total Illinois			299,389,415
	Indiana – 1.3% (0.9% of Total Investments)
2,810	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/24	8/20 at 100.00	N/R	2,863,362
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.166%, 4/01/30, 144A (IF) (6)	No Opt. Call	AA	2,502,720
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 17.412%, 10/15/20, 144A (IF) (6)	No Opt. Call	A2	1,291,775
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	1,084,520
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	1,813,840
500	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Baa2	500,980
1,290	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106, 17.408%, 12/01/37 (Pre-refunded 12/01/20), 144A (IF) (6)	12/20 at 100.00	AA- (7)	1,371,451
895	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	8/20 at 100.00	N/R	902,634
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,058,490
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	1,251,415
13,120	Total Indiana			14,641,187
	Iowa – 0.6% (0.4% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	1,049,786
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	2,097,320

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$1,000	5.375%, 6/01/38	8/20 at 100.00	B-	$1,013,740
2,900	5.625%, 6/01/46	8/20 at 100.00	B-	2,939,846
6,930	Total Iowa			7,100,692
	Kansas – 0.6% (0.4% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	6,157,513
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	903,670
6,305	Total Kansas			7,061,183
	Kentucky – 5.7% (3.9% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
5,450	5.000%, 6/01/41	6/27 at 100.00	BB+	5,958,703
3,300	5.000%, 6/01/45	6/27 at 100.00	BB+	3,581,985
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	BB+	13,747,224
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB)	7/25 at 100.00	Baa2	11,834,460
9,295	5.000%, 7/01/40 (UB)	7/25 at 100.00	Baa2	9,953,551
16,800	5.000%, 1/01/45 (UB)	7/25 at 100.00	Baa2	17,856,888
58,510	Total Kentucky			62,932,811
	Louisiana – 1.3% (0.9% of Total Investments)
2,050	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	2,125,501
1,660	Louisana Public Facilities Authority, Loiusiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	1,749,872
500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB-	505,100
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
750	20.682%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	777,203
750	20.695%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	777,225
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	498,280
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	482,870
1,910	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	2,003,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/33 (5)	No Opt. Call	BBB	$1,968,680
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33	12/23 at 100.00	N/R	2,263,524
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	20
540	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	646,110
15,270	Total Louisiana			13,797,784
	Maryland – 0.6% (0.4% of Total Investments)
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	3,007,680
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	8/20 at 100.00	N/R	2,400,000
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 0.000%, 12/01/31 (4)	8/20 at 100.00	N/R	1,500,000
9,500	Total Maryland			6,907,680
	Massachusetts – 1.4% (0.9% of Total Investments)
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	A	6,083,114
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	5,681,500
2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB) (6)	4/25 at 100.00	AA	3,391,020
13,720	Total Massachusetts			15,155,634
	Michigan – 1.7% (1.1% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
5	5.500%, 5/01/21 – ACA Insured	8/20 at 100.00	B-	5,007
170	5.500%, 5/01/21	8/20 at 100.00	B-	167,362
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	8/20 at 100.00	N/R	87,617
900	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	818,046
1,235	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,076,068
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,394,367
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,871,070
1,565	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	8/20 at 100.00	N/R	1,566,471
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	8/20 at 100.00	BBB-	1,002,000

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	8/20 at 100.00	BBB-	$1,000,680
775	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	8/20 at 100.00	N/R	775,194
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	4,126,000
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	8/20 at 100.00	B+	500,340
113,963	Total Michigan			18,390,222
	Minnesota – 0.7% (0.5% of Total Investments)
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.500%, 7/01/35	7/25 at 100.00	N/R	695,457
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 6.000%, 7/01/45	7/25 at 100.00	B	992,270
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	513,499
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	102,430
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	2,126,220
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	Ba1	3,025,860
7,270	Total Minnesota			7,455,736
	Mississippi – 0.1% (0.1% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	428,885
589	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	9/20 at 100.00	N/R	567,070
1,089	Total Mississippi			995,955
	Missouri – 1.6% (1.1% of Total Investments)
890	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	8/20 at 100.00	A-	892,056
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	630,228
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	1,954,520
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	A1	11,122,900
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	8/20 at 100.00	N/R	1,046,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$805	Saint Louis Land Clearance for Redevelopment Authority, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (7)	$808,993
1,353	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/20 at 100.00	N/R	1,345,572
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	256,200
17,535	Total Missouri			18,056,580
	Nevada – 1.3% (0.9% of Total Investments)
1,000	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48	9/28 at 100.00	N/R	1,060,470
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	1,822,960
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A	10,605,200
575	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	586,316
13,575	Total Nevada			14,074,946
	New Jersey – 5.2% (3.6% of Total Investments)
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	2,826,175
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	5,652,350
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB+	10,737,660
4,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	4,200,819
2,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	2,164,677
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	8/20 at 100.00	BB+	5,215,964
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB+	23,999,200
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,486,748
70,580	Total New Jersey			57,283,593
	New Mexico – 0.4% (0.3% of Total Investments)
320	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	9/20 at 56.67	N/R	147,200
50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	49,742

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$230	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	$228,811
395	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	384,683
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,236,426
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	1,029,047
1,452	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	8/20 at 103.00	N/R	1,459,115
4,677	Total New Mexico			4,535,024
	New York – 9.0% (6.2% of Total Investments)
2,500	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,719,425
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (6)	3/30 at 100.00	A2	10,490,100
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	233,718
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	1,026,490
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	993,390
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB) (6)	11/26 at 100.00	BBB+	10,974,200
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)	9/26 at 100.00	Aa2	15,613,132
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (4)	8/20 at 100.00	N/R	1,155,000
5,000	5.875%, 10/01/46 (4)	8/20 at 100.00	N/R	3,850,000
320	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23	8/20 at 100.00	N/R	301,264
7,075	New York City, New York, General Obligation Bonds, Fiscal 2016 Series A-1, 5.000%, 8/01/38 (UB) (6)	8/26 at 100.00	AA	8,472,383
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062, 17.665%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	A+	597,880
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,064,830
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,450,655
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	6,518,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$7,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	$7,000,630
3,070	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	3,211,281
4,985	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,555,035
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 4/15/57 (UB) (6)	4/27 at 100.00	A+	3,886,721
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	533,816
805	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	8/20 at 100.00	N/R	811,891
9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)	11/25 at 100.00	BBB-	10,625,869
93,235	Total New York			99,086,350
	North Carolina – 0.1% (0.1% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 18.423%, 1/15/42, 144A (IF)	1/21 at 100.00	AA-	999,850
	North Dakota – 0.1% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	880,000
	Ohio – 7.0% (4.8% of Total Investments)
82,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	11,893,439
31,045	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	34,265,919
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	6,059,087
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	1,481,310
340	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	312,161
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series 2010B, 6.000%, 12/01/30	12/20 at 100.00	AA-	1,288,250
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	12,118,979

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	$3,500
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B3	3,379,047
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	456
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	5,937
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/20 (4)	No Opt. Call	N/R	3,856
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	3,750
255	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	319
1,015	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	1,269
2,725	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	3,406
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	3,022,500
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	896,250
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	2,103,640
160,195	Total Ohio			76,843,075
	Oklahoma – 1.8% (1.2% of Total Investments)
1,550	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded 8/25/21), 144A	8/21 at 100.00	N/R (7)	1,664,545
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	15,096,000
2,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	2,616,640
19,150	Total Oklahoma			19,377,185
	Oregon – 0.2% (0.1% of Total Investments)
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Series 2020A:
1,750	0.010%, 6/15/49	6/30 at 57.54	Aa1	785,890
2,000	0.000%, 6/15/50	6/30 at 55.67	Aa1	867,960
3,750	Total Oregon			1,653,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 1.6% (1.1% of Total Investments)
$1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	$1,314,187
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,125
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	3,394
290	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	298,355
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,809,595
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A (WI/DD, Settling 9/22/20)	6/30 at 100.00	N/R	1,808,804
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	6
6,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	5,561,528
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	1,019,410
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
1,000	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	1,005,040
1,000	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	1,005,550
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,747,825
510	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36	7/22 at 100.00	Ba1	538,856
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	175,815
23,040	Total Pennsylvania			17,291,490
	Puerto Rico – 7.4% (5.1% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
5,260	6.000%, 7/01/38	8/20 at 100.00	CC	5,358,625
3,125	6.000%, 7/01/44	8/20 at 100.00	CC	3,183,594
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,870	5.125%, 7/01/37	7/22 at 100.00	CC	2,959,687
1,000	5.250%, 7/01/42	7/22 at 100.00	CC	1,031,250
1,000	6.000%, 7/01/47	7/22 at 100.00	CC	1,046,250

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	8/20 at 100.00	D	$5,929,687
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
4,835	3.957%, 7/01/42 (4)	7/22 at 100.00	D	3,324,062
185	3.961%, 7/01/42 (4)	7/22 at 100.00	D	127,188
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/20 (4)	No Opt. Call	D	1,380,000
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/37 (4)	8/20 at 100.00	D	704,687
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	3.978%, 7/01/22 (4)	8/20 at 100.00	D	3,926,100
1,186	3.978%, 7/01/28 (4)	8/20 at 100.00	D	818,340
890	3.978%, 7/01/29 (4)	8/20 at 100.00	D	614,100
658	3.978%, 7/01/31 (4)	8/20 at 100.00	D	454,020
405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 3.957%, 7/01/28 (4)	8/20 at 100.00	D	278,438
1,350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 3.978%, 7/01/40 (4)	8/20 at 100.00	D	931,500
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%, 7/01/25 (4)	8/20 at 100.00	D	2,070,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.102%, 7/01/36 (4)	7/23 at 100.00	D	702,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360	3.988%, 7/01/22 (4)	8/20 at 100.00	D	248,850
710	3.988%, 7/01/23 (4)	8/20 at 100.00	D	490,788
375	3.978%, 7/01/33 (4)	8/20 at 100.00	D	258,750
5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)	8/20 at 100.00	D	3,774,375
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
55,000	0.000%, 7/01/46	7/28 at 41.38	N/R	16,087,500
76,600	0.000%, 7/01/51	7/28 at 30.01	N/R	16,156,472
6,000	5.000%, 7/01/58	7/28 at 100.00	N/R	6,498,300
4,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	8/20 at 100.00	D	2,638,125
193,149	Total Puerto Rico			80,993,188
	Rhode Island – 0.3% (0.2% of Total Investments)
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	8/20 at 15.27	CCC-	2,782,641
	South Carolina – 2.9% (2.0% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	8/20 at 100.00	N/R	840,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/20 (4)	No Opt. Call	N/R	$730,170
5,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	Baa1 (7)	6,338,350
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	366,368
990	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	1,104,523
4,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	4,769,610
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (7)	1,327,325
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	3,525,960
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	12,934,696
33,947	Total South Carolina			31,937,002
	Tennessee – 2.8% (1.9% of Total Investments)
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	989,940
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
11,095	5.000%, 7/01/40 (UB)	7/26 at 100.00	A3	12,783,659
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	5,981,041
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	3,250,000
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,335,063
930	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	8/20 at 100.00	N/R	735,026
29,289	Total Tennessee			31,074,729
	Texas – 4.3% (2.9% of Total Investments)
500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49, 144A	9/29 at 100.00	N/R	521,315
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 7.000%, 9/01/40	9/22 at 103.00	N/R	1,050,530

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
$250	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (7)	$256,000
1,000	6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	1,026,510
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (6)	12/25 at 100.00	Aa2	4,866,094
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
390	6.625%, 9/01/31	9/23 at 100.00	N/R	431,987
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,084,280
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	173,493
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,560,060
1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	8/20 at 100.00	B3	1,000,530
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	132,384
805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/20 at 100.00	N/R	804,944
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	B	1,017,290
3,165	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	3,607,910
1,170	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,269,310
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	323,346
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	538,105
2,000	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)	1/26 at 102.00	N/R	242,223
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	B-	880,140
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	988,850
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	Baa3	999,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
$1,250	5.000%, 7/01/35	7/25 at 100.00	CCC	$1,037,500
2,445	5.000%, 7/01/47	7/25 at 100.00	CCC	2,029,350
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 2016-XG0036, 19.511%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF)	9/21 at 100.00	N/R (7)	2,763,967
440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A	1/22 at 103.00	N/R	442,108
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	216,919
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	202,547
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 0.000%, 12/15/32 (4)	12/21 at 100.00	N/R	1,325,000
165	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 5.750%, 9/15/36	3/24 at 102.00	N/R	155,248
5,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48 (UB) (6)	9/27 at 100.00	AA+	5,625,550
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	8/20 at 100.00	Baa3	1,004,830
4,500	7.000%, 6/30/40	8/20 at 100.00	Baa3	4,521,735
785	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	8/20 at 100.00	BB-	786,766
2,045	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	2,164,007
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
30	7.000%, 11/01/30	11/20 at 100.00	BBB	30,307
440	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (7)	447,093
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,754,775
47,428	Total Texas			47,282,323
	Utah – 0.3% (0.2% of Total Investments)
1,690	Utah Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.375%, 7/15/40	8/20 at 100.00	BBB-	1,694,496
1,980	Utah Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.125%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (7)	2,100,859
3,670	Total Utah			3,795,355

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.5% (0.3% of Total Investments)
$3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A3	$3,937,506
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A, 6.250%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,182,928
4,555	Total Vermont			5,120,434
	Virgin Islands – 0.6% (0.4% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	916,370
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,475,700
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	8/20 at 100.00	Caa3	963,540
7,000	Total Virgin Islands			6,355,610
	Virginia – 2.5% (1.7% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/21 (4)	No Opt. Call	N/R	457,200
10,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	11,361,700
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	8/20 at 100.00	B-	1,000,180
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	7,361,830
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A	No Opt. Call	N/R	7,119,210
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
80	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	85,142
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	136,569
25,972	Total Virginia			27,521,831
	Washington – 2.3% (1.6% of Total Investments)
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	1,096,990
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)	8/20 at 100.00	N/R	1,000,880
1,300	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,338,363
195	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	8/20 at 100.00	N/R	195,201
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	2,605,250
545	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	463,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	$1,330,250
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 4.000%, 8/15/42 (UB)	8/27 at 100.00	BBB-	7,706,029
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (6)	10/29 at 100.00	A2	8,610,420
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	1,025,630
25,525	Total Washington			25,372,263
	West Virginia – 0.2% (0.2% of Total Investments)
1,361	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	1,395,883
1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	1,179,821
2,486	Total West Virginia			2,575,704
	Wisconsin – 5.7% (3.9% of Total Investments)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	2,012,340
150	Public Finance Authority, 5.000%, 7/01/55	7/28 at 100.00	BB-	154,633
4,985	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,885,450

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$13	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	$301
11	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	259
11	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	249
10	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	231
10	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	223
13	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	279
13	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	270
13	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	253
12	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	242
12	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	233
632	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	466,347
14	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	251
13	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	238
13	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	227
13	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	215
12	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	206
12	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	195
12	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	186
12	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	179
11	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	170
12	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	174
148	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	1,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$24	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$598
24	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	567
24	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	554
23	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	538
23	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	510
25	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	548
652	3.750%, 7/01/51 (Mandatory Put 7/01/21), 144A (4)	3/28 at 100.00	N/R	419,949
25	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	523
25	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	506
25	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	488
24	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	470
24	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	455
24	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	439
23	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	422
23	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	411
23	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	395
23	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	377
23	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	364
22	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	351
22	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	341
22	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	327
22	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	306
281	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	3,692
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	5,216,812
1,500	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A, 6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,528,305
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,014,600
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	944,540
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	320,404
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
1,665	6.250%, 8/01/27, 144A	No Opt. Call	N/R	1,474,524
1,000	6.750%, 8/01/31, 144A	No Opt. Call	N/R	864,390

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
$2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	$1,735,880
17,335	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	15,172,632
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	237,320
3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	3,121,895
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	569,820
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
2,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	2,599,844
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	4,934,973
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	1,148,796
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2020, 6.000%, 6/01/53, 144A	6/25 at 104.00	N/R	1,004,660
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	1,020,450
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	882,940
2,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,726,860
3,500	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	3,045,490
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	45,647
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46 (UB) (6)	5/26 at 100.00	Aa2	5,592,100
66,999	Total Wisconsin			63,161,303
$1,874,059	Total Municipal Bonds (cost $1,534,450,740)			1,577,956,400

Shares	Description (1)	Value
	COMMON STOCKS – 1.8% (1.2% of Total Investments)
	Airlines – 0.2% (0.2% of Total Investments)
227,514	American Airlines Group Inc (9), (10)	$2,529,956
	Electric Utilities – 1.6% (1.0% of Total Investments)
750,823	Energy Harbor Corp (10), (11), (12)	16,855,976
	Total Common Stocks (cost $24,452,111)	19,385,932

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.2% (0.2% of Total Investments)
	Consumer Discretionary – 0.2% (0.2% of Total Investments)
$15,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (Cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	$2,475,000
	Industrials – 0.0% (0.0% of Total Investments)
387	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	4
299	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	3
53	EWM P1 LLC (8)	15.000%	9/01/28	N/R	52,446
739	Total Industrials				52,453
	Real Estate – 0.0% (0.0% of Total Investments)
300	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	204,084
3,170	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	32
3,470	Total Real Estate				204,116
$19,209	Total Corporate Bonds (cost $6,764,631)				2,731,569
	Total Long-Term Investments (cost $1,565,667,482)				1,600,073,901

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)
	Virgin Islands – 0.3% (0.2% of Total Investments)
$2,820	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Variable Rate Demand Obligations, BANS Series 2018B, 7.000%, 7/01/20 (13)	No Opt. Call	N/R	$2,820,000
$2,820	Total Short-Term Investments (cost $2,820,000)			2,820,000
	Total Investments (cost $1,568,487,482) – 145.8%			1,602,893,901
	Floating Rate Obligations – (39.3)%			(432,451,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (7.9)% (14)			(86,878,314)
	Other Assets Less Liabilities – 1.4%			15,802,453
	Net Assets Applicable to Common Shares – 100%			$1,099,367,040

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,575,236,001	$2,720,399	$1,577,956,400
Common Stocks	2,529,956	16,855,976	—	19,385,932
Corporate Bonds	—	2,475,000	256,569	2,731,569
Short-Term Investments:
Municipal Bonds	—	2,820,000	—	2,820,000
Total	$2,529,956	$1,597,386,977	$2,976,968	$1,602,893,901

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(12)	For fair value measurement disclosure purposes, investment classified as Level 2.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(14)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 5.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.